Business Segment and Geographical Information - Distribution of Capital Expenditure by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Capital expenditures	$ 80,145	$ 48,397	$ 44,717
Ireland
Segment Reporting Information [Line Items]
Capital expenditures	32,526	30,942	24,468
Rest of Europe
Segment Reporting Information [Line Items]
Capital expenditures	13,971	2,590	2,819
U.S.
Segment Reporting Information [Line Items]
Capital expenditures	18,638	9,311	11,027
Other
Segment Reporting Information [Line Items]
Capital expenditures	$ 15,010	$ 5,554	$ 6,403